Investor A1 [Member] Expense Example - Investor A1 - BlackRock New York Municipal Opportunities Fund - Investor A1 Shares	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	$ 1,055